Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000268644
Shareholder Report [Line Items]
Fund Name	THE DISCIPLINED GROWTH INVESTORS EQUITY FUND
Trading Symbol	DGIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Disciplined Growth Investors Equity Fund (the "Fund") for the period of January 26, 2026 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-DGI-FUND (344-3863) or dgifund@parlel.com or visit our website at https://www.dgifund.com/geeks-lawyers/literature-forms for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-DGI-FUND (344-3863)
Additional Information Email	dgifund@parlel.com
Additional Information Website	https://www.dgifund.com/geeks-lawyers/literature-forms
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Disciplined Growth Investors Equity Fund	$22	0.85%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 26, 2026 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	10 YRS
The Disciplined Growth Investors Equity Fund*	33.85%	11.84%	15.26%
Bloomberg US 3000 Total Return Index	31.40%	11.86%	14.75%
Bloomberg US Mid Cap Growth Total Return USD Index	23.89%	6.24%	12.37%

AssetsNet	$ 149,830,511
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 301,317
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$149,830,511
# of Portfolio Holdings	44
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$301,317

Holdings [Text Block]

SECTOR ALLOCATION

(Expressed as % of  Net Assets)

Table Summary
Value	Value
Other Net Assets	-0.06%
Consumer Staples	1.06%
Materials	1.23%
Communications	1.39%
Money Market	2.22%
Health Care	3.88%
Consumer Discretionary	7.12%
Energy	8.81%
Industrials	17.01%
Technology	57.34%

COUNTRY

(Expressed as % of Net Assets)

Table Summary
Value	Value
Israel	0.60%
Cayman Islands	1.85%
Switzerland	5.49%
United States	92.06%

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on January 26, 2026. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Fund. The Predecessor Fund's financial statements can be found in the Fund's SAI dated January 21, 2026.
C000261609
Shareholder Report [Line Items]
Fund Name	THE DISCIPLINED GROWTH INVESTORS FUND
Trading Symbol	DGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Disciplined Growth Investors Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-DGI-FUND (344-3863) or dgifund@paralel.com or visit our website at https://www.dgifund.com/geeks-lawyers/literature-forms for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-DGI-FUND (344-3863)
Additional Information Email	dgifund@paralel.com
Additional Information Website	https://www.dgifund.com/geeks-lawyers/literature-forms
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Disciplined Growth Investors Fund	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3868) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	The Disciplined Growth Investors Fund	S&P 500 Total Return Index	65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index
Apr'16	10000	10000	10000
Apr'17	11496	11792	11090
Apr'18	12617	13356	12024
Apr'19	14477	15158	13479
Apr'20	13784	15289	14050
Apr'21	20262	22320	18911
Apr'22	17859	22367	17038
Apr'23	18157	22963	16886
Apr'24	26320	28167	18809
Apr'25	24641	31574	20057
Apr'26	31161	41379	23382

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	10 YR
The Disciplined Growth Investors Fund	26.46%	8.99%	12.04%
S&P 500 Total Return Index	31.05%	13.14%	15.26%
65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index	16.58%	4.34%	8.86%

Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3868) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 615,159,155
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 4,459,939
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$615,159,155
# of Portfolio Holdings	142
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$4,459,939

Holdings [Text Block]

INDUSTRY SECTOR ALLOCATION

(Expressed as % of Net Assets)

Table Summary
Value	Value
Other Net Assets	0.26%
Money Market	0.86%
Communications	1.40%
Consumer Staples	1.81%
Materials	1.96%
Financials	3.34%
Health Care	4.45%
Utilities	6.22%
Consumer Discretionary	6.38%
Government	6.51%
Energy	10.43%
Industrials	15.52%
Technology	40.86%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Net Assets)

Table Summary
Value	Value
NR	0.52%
BB+	0.13%
BBB-	0.76%
BBB	5.16%
BBB+	6.37%
A-	3.93%
A	3.13%
A+	0.46%
AA	0.52%
AA+	6.51%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade. The securities include in the not rated "NR” category are not rated by S&P Global Ratings and may be rated by other NRSROs.

Credit Ratings Selection [Text Block]	Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade. The securities include in the not rated "NR” category are not rated by S&P Global Ratings and may be rated by other NRSROs.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000259242
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS FUND
Class Name	Institutional
Trading Symbol	VVILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vulcan Value Partners Fund Institutional Class shares for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	2.64%	1.73%	7.72%
S&P 500 Index	31.05%	13.14%	15.55%
Russell 1000 Value Index	29.25%	10.29%	11.46%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 256,102,505
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,501,541
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$256,102,505
# of Portfolio Holdings	26
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$2,501,541

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/cash Equivalent	1.24%
Real Estate Services	1.82%
Health Care Services	2.07%
Biotechnology	3.58%
Professional Business Support Services	3.62%
Insurance Brokers	4.05%
Specialty Retailers	4.15%
Restaurants And Bars	4.19%
Aerospace	4.44%
Consumer Digital Services	4.63%
Diversified Retailers	4.64%
Reinsurance	6.01%
Transaction Processing Services	9.73%
Health Care Management Services	11.09%
Asset Managers And Custodians	12.95%
Software	21.79%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Switzerland	1.48%
Israel	3.35%
France	4.19%
Germany	6.10%
United States	84.88%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%.

C000259241
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS FUND
Class Name	Investor
Trading Symbol	VVPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vulcan Value Partners Fund Investor Class shares for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YR	10 YR
Investor Class	2.35%	1.46%	8.51%
S&P 500 Index	31.05%	13.14%	15.26%
Russell 1000 Value Index	29.25%	10.29%	11.22%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 256,102,505
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,501,541
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$256,102,505
# of Portfolio Holdings	26
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$2,501,541

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/cash Equivalent	1.24%
Real Estate Services	1.82%
Health Care Services	2.07%
Biotechnology	3.58%
Professional Business Support Services	3.62%
Insurance Brokers	4.05%
Specialty Retailers	4.15%
Restaurants And Bars	4.19%
Aerospace	4.44%
Consumer Digital Services	4.63%
Diversified Retailers	4.64%
Reinsurance	6.01%
Transaction Processing Services	9.73%
Health Care Management Services	11.09%
Asset Managers And Custodians	12.95%
Software	21.79%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Switzerland	1.48%
Israel	3.35%
France	4.19%
Germany	6.10%
United States	84.88%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%. Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.10% of its average daily net assets.

C000259243
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS SMALL CAP FUND
Class Name	Institutional
Trading Symbol	VVISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Institutional Class shares for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	13.70%	-4.21%	1.63%
S&P 500 Index	31.05%	13.14%	15.55%
Russell 2000 Value Index	46.34%	7.33%	10.07%
Russell 2000 Index	44.41%	5.75%	10.03%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 91,186,536
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 851,790
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$91,186,536
# of Portfolio Holdings	26
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$851,790

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/cash Equivalent	0.88%
Electrical Components	2.54%
Entertainment	2.66%
Electronic Equipment: Gauges And Meters	3.02%
Semiconductors	3.09%
Hotel And Lodging Reits	3.14%
Telecommunications Services	3.69%
Biotechnology	3.74%
Specialty Retailers	3.83%
Industrial Suppliers	4.42%
Rental And Leasing Services: Consumer	4.62%
Diversified Industrials	4.84%
Household Furnishings	4.99%
Food Retailers And Wholesalers	5.03%
Insurance Brokers	5.82%
Cement	5.83%
Reinsurance	6.81%
Building Materials: Other	7.36%
Real Estate Services	10.20%
Professional Business Support Services	13.49%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Denmark	0.82%
Germany	2.66%
Sweden	4.84%
Canada	5.03%
United Kingdom	14.40%
United States	72.25%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%.

C000259244
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS SMALL CAP FUND
Class Name	Investor
Trading Symbol	VVPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Investor Class shares for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YR	10 YR
Investor Class	13.41%	-4.44%	3.71%
S&P 500 Index	31.05%	13.14%	15.26%
Russell 2000 Value Index	46.34%	7.33%	10.39%
Russell 2000 Index	44.41%	5.75%	10.98%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 91,186,536
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 851,790
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$91,186,536
# of Portfolio Holdings	26
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$851,790

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/cash Equivalent	0.88%
Electrical Components	2.54%
Entertainment	2.66%
Electronic Equipment: Gauges And Meters	3.02%
Semiconductors	3.09%
Hotel And Lodging Reits	3.14%
Telecommunications Services	3.69%
Biotechnology	3.74%
Specialty Retailers	3.83%
Industrial Suppliers	4.42%
Rental And Leasing Services: Consumer	4.62%
Diversified Industrials	4.84%
Household Furnishings	4.99%
Food Retailers And Wholesalers	5.03%
Insurance Brokers	5.82%
Cement	5.83%
Reinsurance	6.81%
Building Materials: Other	7.36%
Real Estate Services	10.20%
Professional Business Support Services	13.49%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Denmark	0.82%
Germany	2.66%
Sweden	4.84%
Canada	5.03%
United Kingdom	14.40%
United States	72.25%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%. Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.15% of its average daily net assets.